SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in valuation and qualifying accounts
Removal of tax valuation allowance for expiration of net operating loss carryforwards			$ 3,000
Removal of tax valuation allowance for Utilization of foreign tax credits			27,000
Allowance for doubtful accounts
Changes in valuation and qualifying accounts
Balance at beginning of period	$ 2,339	$ 4,564	10,877
Charged (credited) to costs and expenses	(56)	1,564	103
Credited to other accounts	154
(Deductions) Adjustments		(3,789)	(6,416)
Balance at end of period	2,437	2,339	4,564
Tax valuation allowance
Changes in valuation and qualifying accounts
Balance at beginning of period	329,523	328,397	368,672
Charged (credited) to costs and expenses	6,162	(3,016)	(11,090)
Credited to other accounts		4,142	(29,185)
(Deductions) Adjustments	(99,353)
Balance at end of period	$ 236,332	$ 329,523	$ 328,397